Contract Assets and Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Contract Assets and Liabilities [Abstract]
Schedule of Contract Assets

Contract assets consisted of the following at March 31:

	2026	2025
Retention receivables of construction contracts (note a)	$2,322,369	$1,605,163
Unbilled revenue of construction contracts (note b)	-	4,157,343
	2,322,369	5,762,506
Less: Allowance for credit losses	(61,780)	(96,758)
Total	$2,260,589	$5,665,748

Less: Portion classified as non-current	(1,825,986)	(1,029,078)
Current portion	$434,603	$4,636,670

Notes:

(a)	Retention receivables included in contract assets represent the Company’s right to receive consideration for work performed and not yet billed because the rights are conditional on the satisfaction of the service quality by the customers over a certain period as stipulated in the contracts. Retention receivables, net from joint ventures was approximately US$590,015 and US$524,150 as of March 31, 2026 and 2025, respectively. The Company will be entitled to receive after 12 months, upon satisfaction of the service quality by the customers, retention receivables amounted to US$1,825,986 and US$1,029,078 as of March 31, 2026 and 2025, respectively. These amounts are classified as non-current.

(b)	Unbilled revenue included in contract assets represents the Company’s right to receive consideration for work completed but not yet billed because the rights are conditional upon the satisfaction by the customers on the construction work completed by the Company and the work is pending for the certification by the customers. The contract assets are transferred to the accounts receivable when the rights become unconditional, which is typically at the time the Company obtains the certification of the completed construction work from the customers. Unbilled revenue, net from joint ventures was both US$nil as of March 31, 2026 and 2025, respectively.

Schedule of Allowance for Credit Losses

Activity in the allowance for credit losses consists of the following for the year ended March 31:

	2026	2025
Balance at beginning of the year	$96,758	$276,518
Net provision for allowance for credit losses	20,808	60,732
Recoveries	(55,191)	(241,807)
Exchange difference	(595)	1,315
Balance at end of the year	$61,780	$96,758

Schedule of Contract Liabilities

Contract liabilities consisted of the following:

	2026	2025
Billings in advance of performance obligation under contracts (note a)	$752,186	$2,322,911

Note:

(a)	Contract liabilities, net from joint ventures were US$nil and US$359,629 as of March 31, 2026 and 2025, respectively.

Schedule of Movement in Contract Liabilities

The movement in contract liabilities for the years ended March 31 is as follows:

	2026	2025
Balance at beginning of the year	$2,322,911	$1,144,047
Decrease in contract liabilities as a result of recognizing revenue during the year which was included in the contract liabilities at the beginning of the year	(2,591,075)	(1,148,848)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,031,767	2,319,244
Exchange difference	(11,417)	8,468
Balance at end of the year	$752,186	$2,322,911